SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING WARRANTS (Details) (Parenthetical)	6 Months Ended
Jun. 30, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Exercise price of warrant | $ / shares	$ 9.00
Number of warrants exercised | shares	9,186,012
Number of warrants expired | shares	61,885
Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise price of warrant | $ / shares	$ 0.12
Trading days	10 days